Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	199,937	199,937
Equity Investment %	100.00%	100.00%
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	100
Equity Investment %	100.00%	100.00%
Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	668,549,353	668,549,353
Equity Investment %	100.00%	100.00%
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,244,048,856	0
Equity Investment %	99.99%	0.00%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	20,000	20,000
Equity Investment %	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	71,310	71,310
Equity Investment %	99.99%	99.99%
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	1,000
Equity Investment %	100.00%	100.00%
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	1,000
Equity Investment %	100.00%	100.00%
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	100
Equity Investment %	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	27,727,278	27,727,278
Equity Investment %	100.00%	100.00%
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	95,392,000	95,392,000
Equity Investment %	100.00%	100.00%
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,830,887	1,830,887
Equity Investment %	100.00%	100.00%
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	1,000
Equity Investment %	100.00%	100.00%
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000,000	1,000,000
Equity Investment %	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,791,487	0
Equity Investment %	100.00%	0.00%
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	748,712,987,065	0
Equity Investment %	100.00%	0.00%
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	11,513,929	0
Equity Investment %	100.00%	0.00%
GGAL Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	37,855,000	0
Equity Investment %	100.00%	0.00%
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	49,803,430	0
Equity Investment %	100.00%	0.00%
IGAM LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	100
Equity Investment %	100.00%	100.00%
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	809,611,333	809,611,333
Equity Investment %	100.00%	100.00%
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	1
Equity Investment %	100.00%	100.00%
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	0
Equity Investment %	100.00%	0.00%
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,500	0
Equity Investment %	100.00%	0.00%
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	2,439,992	0
Equity Investment %	100.00%	0.00%
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	1
Equity Investment %	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	300,000,000	300,000,000
Equity Investment %	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,712,567,500	1,712,567,500
Equity Investment %	100.00%	100.00%
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	0
Equity Investment %	100.00%	0.00%
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	30,133	10,000
Equity Investment %	100.00%	100.00%
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	19,000,000	0
Equity Investment %	100.00%	0.00%
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	405,816,000	0
Equity Investment %	100.00%	0.00%
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	32,717,429	32,717,429
Equity Investment %	100.00%	100.00%
Sudamericana Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	4,512,697,946	4,512,697,946
Equity Investment %	99.43%	99.43%
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	2,896	2,896
Equity Investment %	100.00%	100.00%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,756,704,458	1,756,704,458
Equity Investment %	100.00%	100.00%
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	0
Equity Investment %	100.00%	0.00%
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,500	0
Equity Investment %	100.00%	0.00%
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100,000	100,000
Equity Investment %	100.00%	100.00%